FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Schedule of financial instruments by category

All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

		December 31,	December 31,
	Note	2022	2021
Assets
Amortized cost
Cash and cash equivalents	5	9,505,951	13,590,776
Trade accounts receivable	7	9,607,012	6,531,465
Dividends receivable	11	7,334	6,604
Other assets(1)		931,173	886,112
		20,051,470	21,014,957
Fair value through other comprehensive income
Investments - Celluforce	14.1	24,917	28,358
		24,917	28,358

Fair value through profit or loss
Derivative financial instruments	4.5.1	4,873,749	1,442,140
Marketable securities	6	7,965,742	7,758,329
		12,839,491	9,200,469
		32,915,878	30,243,784
Liabilities
Amortized cost
Trade accounts payable	17	6,206,570	3,288,897
Loans, financing and debentures	18.1	74,574,591	79,628,629
Lease liabilities	19.2	6,182,530	5,893,194
Liabilities for assets acquisitions and associates	23	2,062,322	405,952
Dividends payable	11	5,094	919,073
Other liabilities(1)		147,920	164,216
		89,179,027	90,299,961
Fair value through profit or loss
Derivative financial instruments	4.5.1	4,846,795	7,894,528
		4,846,795	7,894,528
		94,025,822	98,194,489
		61,109,944	67,950,705

1)	Does not include items not classified as financial instruments.

Summary of estimated fair value of loans and financing

	Yield used to
	discount/	December 31,	December 31,
	methodology	2022	2021
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	40,309,832	51,183,520
Estimated present value
In foreign currency
Export credits (“Prepayment”)	LIBOR	17,724,315	19,441,297
Assets Financing	SOFR	138,644
In local currency
BNDES – TJLP	DI 1	292,487	355,494
BNDES – TLP	DI 1	1,393,010	686,247
BNDES – Fixed	DI 1	21,656	44,544
BNDES – SELIC (“Special Settlement and Custody System”)	DI 1	575,129	543,269
BNDES - Currency basket	DI 1	10,866	25,001
CRA (“Agribusiness Receivables Certificate”)	DI 1/IPCA	1,835,336	3,281,250
Debentures	DI 1	5,643,440	5,633,533
NCE (“Export Credit Notes”)	DI 1	1,384,396	1,352,291
NCR (“Rural Credit Notes”)	DI 1	294,089	289,344
Export credits (“Prepayment”)	DI 1	1,320,415	1,321,449
		70,943,615	84,157,239

Schedule of contractual maturities of financial liabilities

	December 31,
	2022
	Book	Future	Up to 1			More than
	value	value	year	1 - 2 years	2 - 5 years	5 years
Liabilities
Trade accounts payable	6,206,570	6,206,570	6,206,570
Loans, financing and debentures	74,574,591	105,341,912	6,823,274	7,899,772	39,476,527	51,142,339
Lease liabilities	6,182,530	11,053,487	1,050,947	992,379	2,668,855	6,341,305
Liabilities for asset acquisitions and associates	2,062,322	2,203,302	1,986,633	99,331	57,421	59,917
Derivative financial instruments	4,846,795	6,515,262	728,070	1,341,108	4,299,970	146,114
Dividends payable	5,094	5,094	5,094
Other liabilities	147,920	147,920	61,500	86,420
	94,025,822	131,473,547	16,862,088	10,419,010	46,502,773	57,689,675

	December 31,
	2021
	Book	Future	Up to 1	1 - 2		More than
	value	value	year	years	2 - 5 years	5 years
Liabilities
Trade accounts payable	3,288,897	3,288,897	3,288,897
Loans, financing and debentures	79,628,629	111,723,608	6,357,717	5,761,795	36,672,089	62,932,007
Lease liabilities	5,893,194	10,676,580	937,964	1,780,115	1,632,555	6,325,946
Liabilities for asset acquisitions and associates	405,952	467,499	111,438	131,371	144,171	80,519
Derivative financial instruments	7,894,528	11,774,569	1,688,266	1,391,727	8,694,576
Dividends payable	919,073	919,073	919,073
Other liabilities	164,216	164,216	92,123	72,093
	98,194,489	139,014,442	13,395,478	9,137,101	47,143,391	69,338,472

Schedule of credit exposures using internal credit grading

	December 31,	December 31,
	2022	2021
Low (1)	9,430,244	6,491,726
Average (2)	129,900	19,147
High (3)	67,977	55,355
	9,628,121	6,566,228
1)	Current and overdue up to 30 days.
2)	Overdue between 30 and 90 days.
3)	Overdue more than 90 days.

Schedule of the book value of financial assets representing the exposure to credit risk

	December 31,	December 31,
	2022	2021
Cash and cash equivalents	9,505,951	13,590,776
Marketable securities	7,965,742	7,758,329
Derivative financial instruments(1)	4,833,330	1,413,975
	22,305,023	22,763,080

1)	Does not include the derivative embedded in a forest partnership agreement for the supply of standing wood, which is not a transaction with a financial institution.

Schedule of credit exposures using external credit grading

	Cash and cash equivalents and
	marketable securities		Derivative financial instruments
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Risk rating (1)
AA-			47,681	57,193
A+			1,149,694	8,318
A			1,485,424	601,475
A-			1,095	10,677
brAAA	17,117,171	21,149,838	1,418,968	576,195
brAA+	1,173	2,282		41,321
brAA	133,030	132,698	730,468	118,796
brAA-	47
brA+	352	313
brA	17,595
brBB+		2
brBB-	2,897	22,824
Others	199,428	41,148
	17,471,693	21,349,105	4,833,330	1,413,975
1)	We use the Brazilian Risk Ratings issued by the agencies Fitch Ratings, Standard & Poor’s and Moody’s.

Schedule of net exposure of assets and liabilities in foreign currency

	December 31,	December 31,
	2022	2021
Assets
Cash and cash equivalents	8,039,218	13,411,978
Marketable securities	4,510,652	2,394,667
Trade accounts receivable	7,612,768	5,043,453
Derivative financial instruments	3,393,785	1,028,450
	23,556,423	21,878,548

Liabilities
Trade accounts payable	(2,030,806)	(605,557)
Loans and financing	(61,216,140)	(65,972,300)
Liabilities for asset acquisitions and associates	(2,053,259)	(273,179)
Derivative financial instruments	(4,698,323)	(7,362,631)
	(69,998,528)	(74,213,667)
	(46,442,105)	(52,335,119)

Summary of yield curves used to calculate fair value of derivative financial instruments

The yield curves used to calculate the fair value as at December 31, 2022 are as set forth below:

Interest rate curves
Term	Brazil	United States of America	US Dollar coupon
1 month	13.65% p.a.	4.79% p.a.	3.38% p.a.
6 months	13.73% p.a.	5.01% p.a.	5.30% p.a.
1 year	13.42% p.a.	5.09% p.a.	5.80% p.a.
2 years	12.66% p.a.	4.65% p.a.	5.61% p.a.
3 years	12.58% p.a.	4.27% p.a.	5.37% p.a.
5 years	12.62% p.a.	3.95% p.a.	5.35% p.a.
10 years	12.61% p.a.	3.75% p.a.	5.96% p.a.

Schedule of derivatives by type of contract

	Notional value in U.S.$		Fair value
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Instruments as part of protection strategy
Operational hedges
ZCC	6,866,800	4,494,125	1,596,089	(187,788)
NDF (R$ x US$)	248,100	30,000	(2,474)	(7,043)
NDF (€ x US$)	544,702		161,055

Debt hedges
Swap LIBOR to Fixed (US$)	3,200,179	3,600,000	1,052,546	(395,675)
Swap IPCA to CDI (notional in Brazilian Reais)	1,741,787	843,845	278,945	249,653
Swap IPCA to Fixed (US$)	121,003	121,003	(29,910)	(148,583)
Swap CDI x Fixed (US$)	1,863,534	2,267,057	(2,566,110)	(5,230,612)
Pre-fixed Swap to US$ (US$)	350,000	350,000	(503,605)	(760,505)

Commodity Hedge
Swap US-CPI (US$) (1)	124,960	590,372	40,418	28,165
			26,954	(6,452,388)

Current assets			3,048,493	470,261
Non-current assets			1,825,256	971,879
Current liabilities			(667,681)	(1,563,459)
Non-current liabilities			(4,179,114)	(6,331,069)
			26,954	(6,452,388)
1)	The embedded derivative refers to a swap contract for the sale of price variations in United States Dollars and US-CPI within the term of a forest partnership with a standing wood supply contract.

Schedule of long and short positions of outstanding derivatives

The outstanding derivatives positions are set forth below:

	Notional value			Fair value
		December 31,	December 31,	December 31,	December 31,
	Currency	2022	2021	2022	2021
Debt hedges
Assets
Swap CDI to Fixed (US$)	R$	7,081,545	8,594,225	617,835	306,663
Swap Pre-Fixed to US$	R$	1,317,226	1,317,226	45,329	76,279
Swap LIBOR to Fixed (US$)	US$	3,200,000	3,600,000	1,052,546	130,104
Swap IPCA to CDI	IPCA	2,041,327	1,078,706	427,417	255,422
Swap IPCA to US$	IPCA	610,960	576,917
				2,143,127	768,468
Liabilities
Swap CDI to Fixed (US$)	US$	1,863,534	2,267,057	(3,183,945)	(5,537,275)
Swap Pre-Fixed to US$	US$	350,000	350,000	(548,934)	(836,784)
Swap LIBOR to Fixed (US$)	US$	3,200,000	3,600,000		(525,779)
Swap IPCA to CDI	R$	1,741,787	843,845	(148,472)	(5,769)
Swap IPCA to US$	US$	121,003	121,003	(29,910)	(148,583)
				(3,911,261)	(7,054,190)
				(1,768,134)	(6,285,722)
Operational hedge
Zero cost collar (US$ x R$)	US$	6,866,800	4,494,125	1,596,089	(187,788)
NDF (R$ x US$)	US$	248,100	30,000	(2,474)	(7,043)
NDF (€ x US$)	US$	544,702		161,055
				1,754,670	(194,831)
Commodity hedge
Swap US-CPI (standing wood) (1)	US$	124,960	590,372	40,418	28,165
				40,418	28,165
				26,954	(6,452,388)
1)	The embedded derivatives refer to swap contracts for the sale of price variations in United States Dollars and US-CPI within the term of the forest partnership involving a standing wood supply contract.

Schedule of fair value settled derivatives

The settled derivatives positions are set forth below:

	December 31,	December 31,
	2022	2021
Operational hedge
Zero cost collar (R$ x US$)	718,618	(1,269,231)
NDF (R$ x US$)	8,301	1,399
NDF (€ x US$)	7,113
	734,032	(1,267,832)
Commodity hedge
Swap VLSFO/other		(54,002)
		(54,002)
Debt hedge
Swap CDI to Fixed (US$)	(261,570)	(266,268)
Swap IPCA to CDI (Brazilian Reais)	(5,180)	41,651
Swap IPCA to Fixed (US$)	171	(4,819)
Swap Pre-Fixed to US$	54,128	49,562
Swap LIBOR to Fixed (US$)	(239,356)	(419,545)
	(451,807)	(599,419)
	282,225	(1,921,253)

Schedule of fair value hierarchy

	December 31,
	2022
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		4,873,749		4,873,749
Marketable securities		7,965,742		7,965,742
		12,839,491		12,839,491

At fair value through other comprehensive income
Other investments - CelluForce			24,917	24,917
			24,917	24,917

Biological assets			14,632,186	14,632,186
			14,632,186	14,632,186
Total assets		12,839,491	14,657,103	27,496,594

Liabilities
At fair value through profit or loss
Derivative financial instruments		4,846,795		4,846,795
		4,846,795		4,846,795
Total liabilities		4,846,795		4,846,795

	December 31,
	2021
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		1,442,140		1,442,140
Marketable securities	637,616	7,120,713		7,758,329
	637,616	8,562,853		9,200,469

At fair value through other comprehensive income
Other investments - CelluForce			28,358	28,358
			28,358	28,358

Biological assets			12,248,732	12,248,732
			12,248,732	12,248,732
Total assets	637,616	8,562,853	12,277,090	21,477,559

Liabilities
At fair value through profit or loss
Derivative financial instruments		7,894,528		7,894,528
		7,894,528		7,894,528
Total liabilities		7,894,528		7,894,528

Currency Risk | Financial instruments, excluding derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31,
	2022
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Cash and cash equivalents	8,039,218	2,009,805	4,019,609
Marketable securities	4,510,652	1,127,663	2,255,326
Trade accounts receivable	7,612,768	1,903,192	3,806,384
Trade accounts payable	(2,030,806)	(507,702)	(1,015,403)
Loans and financing	(61,216,140)	(15,304,035)	(30,608,070)
Liabilities for asset acquisitions and associates	(2,053,259)	(513,315)	(1,026,630)

Currency Risk | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table set out the potential impacts in each of these assumed scenarios:

	December 31,
	2022
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	25%	50%
Dollar/Real
Derivative financial instruments
Derivative options	1,596,089	(5,557,847)	(12,762,202)
Derivative swaps	(1,768,134)	(2,862,661)	(5,725,322)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	(2,474)	(314,397)	(628,793)
Embedded derivatives	40,418	(71,082)	(142,165)
NDF parity derivatives (1)	161,055	(40,264)	(80,528)

Dollar/Euro
Derivative financial instruments
NDF parity derivatives (1)	161,055	(724,977)	(1,449,953)

1)	Long positions at US$/EUR parity in order to protect the Capex cash flow of the Cerrado Project against the appreciation of the Euro.

Interest rate risk | Financial instruments, excluding derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31,
	2022
	Effect on profit or loss and equity
		Possible	Remote
	Probable	(25%)	(50%)
CDI/SELIC
Cash and cash equivalents	1,441,758	49,200	98,400
Marketable securities	3,383,832	115,473	230,947
Loans and financing	8,001,775	273,061	546,121

TJLP
Loans and financing	317,281	5,711	11,422

LIBOR
Loans and financing	16,930,445	201,781	403,562

Interest rate risk | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31,
	2022
	Effect on profit or loss and equity
		Probable	Remote
	Probable	25%	50%
CDI
Derivative financial instruments
Liabilities
Derivative options	1,596,089	(594,361)	(1,140,951)
Derivative swaps	(1,768,134)	(10,977)	(22,123)
LIBOR
Derivative financial instruments
Liabilities
Derivative swaps	(1,768,134)	369,294	738,044

U.S. Consumer Price Index | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31,
	2022
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Derivative embedded in a commitment to purchase standing wood, originating from a forest partnership agreement	40,418	(31,599)	(65,159)